Income Taxes - Expected Expiry Dates of NOL's (Details) - United States $ in Thousands	Dec. 31, 2022 USD ($)
State NOL's
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, not subject to expiration	$ 6,736
Net operating loss carryforwards	401,898
State NOL's | 2023-2036
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, subject to expiration	249,530
State NOL's | 2033-2041
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, subject to expiration	145,632
Federal NOL's
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, not subject to expiration	95
Net operating loss carryforwards	5,363
Federal NOL's | 2023-2036
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, subject to expiration	5,268
Federal NOL's | 2033-2041
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, subject to expiration	$ 0